DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Liabilities
DERIVATIVE LIABILITIES

NOTE 6 – DERIVATIVE LIABILITIES

The Company determined the conversion feature of the convertible notes, which all contain variable conversion rates, represented an embedded derivative since the notes were convertible into a variable number of shares upon conversion. Accordingly, the notes are not considered to be conventional debt under ASC 815 and the embedded conversion feature was bifurcated from the debt host and accounted for as a derivative liability.

At any given time, certain of the Company’s embedded conversion features on debt and outstanding warrants may be treated as derivative liabilities for accounting purposes under ASC 815-40 due to insufficient authorized shares to settle these outstanding contracts. Pursuant to SEC staff guidance that permits a sequencing approach based on the use of ASC 815-15-25 which provides guidance for contracts that permit partial net share settlement. The sequencing approach may be applied in one of two ways: contracts may be evaluated based on (1) earliest issuance date or (2) latest maturity date. Pursuant to the sequencing approach, the Company evaluates its contracts based upon the latest maturity date.

The Company valued the derivative liabilities as of March 31, 2024, and December 31, 2023, at $754,073 and $1,216,078 respectively. For the derivative liability associated with convertible notes, the Company used the Monte Carlo simulation valuation model with the following assumptions as of March 31, 2024 and December 31, 2023, risk free interest rates at 5.38% and 5.26%, respectively, and volatility of 88% and 48%, respectively.

The following assumptions were utilized in the Black-Scholes valuation of outstanding warrants as of March 31, 2024, and December 31, 2023, risk free interest rates of 4.48% to 5.38%, and 4.3% to 5.26%, respectively, volatility of 85% to 115%, and 48% to 99%, respectively, and exercise prices of $0.0019 to $0.15.

A summary of the activity related to derivative liabilities for the three months ended March 31, 2024, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2024	$1,187,076	$29,002	$1,216,078
Change in fair value	(465,157)	3,152	(462,005)
Balance March 31, 2024	$721,919	$32,154	$754,073

NOTE 6 – DERIVATIVE LIABILITIES

The Company determined the conversion feature of the convertible notes, which all contain variable conversion rates, represented an embedded derivative since the notes were convertible into a variable number of shares upon conversion. Accordingly, the notes are not considered to be conventional debt under ASC 815 and the embedded conversion feature was bifurcated from the debt host and accounted for as a derivative liability.

At any given time, certain of the Company’s embedded conversion features on debt and outstanding warrants may be treated as derivative liabilities for accounting purposes under ASC 815-40 due to insufficient authorized shares to settle these outstanding contracts. Pursuant to SEC staff guidance that permits a sequencing approach based on the use of ASC 815-15-25 which provides guidance for contracts that permit partial net share settlement. The sequencing approach may be applied in one of two ways: contracts may be evaluated based on (1) earliest issuance date or (2) latest maturity date. Pursuant to the sequencing approach, the Company evaluates its contracts based upon the latest maturity date.

The Company valued the derivative liabilities at December 31, 2023, and 2022, at $1,216,078 and $4,314,270, respectively. For the derivative liability associated with convertible notes, the Company used the Monte Carlo simulation valuation model with the following assumptions as of December 31, 2023, and 2022, risk free interest rates at 5.26% and 4.76%, respectively, and volatility of 48% and 71%, respectively. During the year ended December 31, 2023, the Company issued 60,000,000 warrants in conjunction with the extension of a note payable. The Company recorded a discount to notes payable of $113,921 with the offset to derivative liabilities for the initial fair value of the warrants based on the Black-Scholes option pricing model. The following assumptions were utilized in the initial Black-Scholes valuation of issued warrants during the year ended December 31, 2023, risk free interest rate of 4.72%, volatility of 72%, and an exercise price of $0.0019. During the year ended December 31, 2022, the Company issued 375,000,000 warrants in conjunction with the extension of certain notes payable. The Company recorded a discount to notes payable of $2,550,000 with the offset to derivative liabilities for the initial fair value of the warrants based on the Black-Scholes option pricing model. The following assumptions were utilized in the initial Black-Scholes valuation of issued warrants during the year ended December 31, 2022, risk free interest rate of 4.45%, volatility of 509%, and an exercise price of $0.0067.

The following assumptions were utilized in the Black-Scholes valuation of outstanding warrants as of December 31, 2023, and 2022, risk free interest rate of 4.3% to 5.26%, and 4.39% to 4.73%, respectively, volatility of 48% to 99%, and 109% to 272%, respectively, and exercise prices of $0.0019 to $0.15.

A summary of the activity related to derivative liabilities for the years ended December 31, 2023, and 2022, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2022	$20,938,755	$27,946	$20,966,701
Fair value of issuances during the year	2,550,000	-	2,550,000
Change in fair value	(19,203,355)	924	(19,202,431)
Balance December 31, 2022	4,285,400	28,870	4,314,270
Fair value of issuances during the year	113,921	-	113,921
Change in fair value	(3,212,245)	132	(3,212,113)
Balance December 31, 2023	$1,187,076	$29,002	$1,216,078